INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognized	$ 56,145	$ 60,699
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	10,264	4,094
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognized	$ 11,954	$ 1,557